Share-based payments - Summary of Movements in Awards Outstanding Under the Schemes (Detail) award in Thousands	12 Months Ended
	Dec. 31, 2019 USD ($) award	Dec. 31, 2018 USD ($) award	Dec. 31, 2017 USD ($) award
Annual Performance Plan [member]
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Beginning balance	591	616	685
Granted	217	176	235
Vested	(276)	(199)	(263)
Share capital consolidation	(21)		(21)
Lapsed or cancelled	(15)	(2)	(20)
Ending balance	496	591	616
Fair value of awards granted during the year | $	$ 58.887	$ 60.6621	$ 49.593
Weighted average remaining contract life (years)	1 year 1 month 6 days	1 year	1 year 2 months 12 days
LTIP Performance-related awards [member]
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Beginning balance	1,088	2,393	4,201
Granted	287	257	280
Vested	(293)	(702)	(928)
Lapsed or cancelled	(387)	(860)	(1,160)
Ending balance	695	1,088	2,393
Fair value of awards granted during the year | $	$ 49.856	$ 47.4867	$ 41.332
Weighted average remaining contract life (years)	1 year 3 months 18 days	9 months 18 days	7 months 6 days
LTIP Restricted stock units [member]
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Beginning balance	1,301	916	449
Granted	540	527	525
Vested	(422)
Lapsed or cancelled	(144)	(142)	(58)
Ending balance	1,275	1,301	916
Fair value of awards granted during the year | $	$ 58.621	$ 59.6597	$ 52.510
Weighted average remaining contract life (years)	1 year 2 months 12 days	1 year 2 months 12 days	1 year 8 months 12 days